SHARE CAPITAL AND SHARE OPTIONS - Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended			24 Months Ended
	Nov. 30, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Share capital:
Common stock, value, authorized		$ 150,000	$ 150,000		$ 150,000
Common stock, value, issued		$ 101,303	101,119		101,119
Shares issued upon exercise of share options (in shares)		184,000
Contributed surplus		$ 200,000	$ 200,000		$ 200,000
Common stock, shares authorized (in shares)		150,000,000	150,000,000		150,000,000
Common shares, par value (in dollars per share)		$ 1.00	$ 1.00		$ 1.00
Common shares, shares issued (in shares)		101,302,404	101,118,289		101,118,289
Common shares, shares outstanding (in shares)		101,302,404	101,118,289		101,118,289
Percent of stock outstanding	5.00%
Repurchase period	2 years
Remaining amount in share repurchase program (in shares)					500,000
Purchase of treasury shares		$ 0	$ 0	$ 8,214	$ 20,500
Common Stock
Share capital:
Shares issued upon exercise of share options (in shares)		184,115	38,000.000
Equity Swap
Share capital:
Shares acquired by counterparty (in shares)		3,000,000
Shares acquired by counterparty, per share price (in dollars per share)		$ 45.01			$ 45.01